LOANS AND OTHER FINANCING - Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Financial assets	$ 621,065,731	$ 686,714,111
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Financial assets	247,813,250
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses
Disclosure of detailed information about borrowings [line items]
Financial assets	6,260,123
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	129,221
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	14,775
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	69,054
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Mortgage loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	399,025
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Personal loans
Disclosure of detailed information about borrowings [line items]
Financial assets	2,263,733
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	292,372
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	2,175,042
Guarantees Financials Assets Credit Impaired [Member] | Allowances for loans losses | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	916,900
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Financial assets	9,369,784
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	173,411
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	38,714
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	134,129
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Mortgage loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	709,661
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Personal loans
Disclosure of detailed information about borrowings [line items]
Financial assets	2,583,516
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	405,197
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	2,354,959
Guarantees Financials Assets Credit Impaired [Member] | Gross carrying amount | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	2,970,197
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	2,527,264
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	32,809
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	106,568
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Mortgage loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	221,767
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	112,825
Guarantees Financials Assets Credit Impaired [Member] | Fair value [member] | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	2,053,295
Guarantees Financials Assets Credit Impaired [Member] | Book value
Disclosure of detailed information about borrowings [line items]
Financial assets	3,109,661
Guarantees Financials Assets Credit Impaired [Member] | Book value | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets	44,190
Guarantees Financials Assets Credit Impaired [Member] | Book value | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets	23,939
Guarantees Financials Assets Credit Impaired [Member] | Book value | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets	65,075
Guarantees Financials Assets Credit Impaired [Member] | Book value | Mortgage loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets	310,636
Guarantees Financials Assets Credit Impaired [Member] | Book value | Personal loans
Disclosure of detailed information about borrowings [line items]
Financial assets	319,783
Guarantees Financials Assets Credit Impaired [Member] | Book value | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets	112,825
Guarantees Financials Assets Credit Impaired [Member] | Book value | Credit card loans
Disclosure of detailed information about borrowings [line items]
Financial assets	179,917
Guarantees Financials Assets Credit Impaired [Member] | Book value | Other
Disclosure of detailed information about borrowings [line items]
Financial assets	$ 2,053,297